Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The Company made the final installment payment in October 2014.

Purchase Price:
Cash paid	$1,125,000
Contingent consideration	1,000,000
Total purchase price	2,125,000
Fair Value of Assets Acquired and Liabilities Assumed
Tangible assets acquired:
Property and equipment, net	$4,000
Total tangible assets acquired	4,000
Identified intangible assets acquired:
Customer contracts	1,000,000
Proprietary software	917,000
Total assets acquired in excess of liabilities assumed	1,921,000
Goodwill	204,000
Total purchase price	$2,125,000

Schedule of Pro Forma Information

These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined:

Year Ended
December 31, 2014
(unaudited)
Revenue	$2,670,142
Net Loss	$(16,443,673)
Net loss per common share - basic and fully diluted	$(21.49)
Weighted average common shares outstanding - basic and diluted	765,178